Other Financial Assets At Amortised Cost	12 Months Ended
Dec. 31, 2020
Statement [Line Items]
Other Financial Assets At Amortised Cost
17. OTHER FINANCIAL ASSETS AT AMORTISED COST

		Group
	2020	2019
	£m	£m
Asset backed securities	491	532
Debt securities	672	6,524
	1,163	7,056
A significant portion of the debt securities are held in our eligible liquidity pool and consist mainly of government bonds and covered bonds. Detailed disclosures can be found in the 'Liquidity risk' section of the Risk review.
Santander UK Group Holdings plc
Statement [Line Items]
Other Financial Assets At Amortised Cost	6. OTHER FINANCIAL ASSETS AT AMORTISED COST These consist of investments in subordinated notes and have a maturity greater than 10 years.